Derivative Liability,	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability
Derivative Liability
6. Derivative Liability

On September 14, 2012, the Company entered into a Securities Purchase Agreement, as amended, (the “Fairhills SPA”) with Fairhills pursuant to which the Company sold 653,595 shares of its $0.001 par value Common Stock (the “Shares”) to Fairhills for an aggregate purchase price of $50,000.  The  Fairhills SPA provides that in the event that the value of the Shares is less than $50,000 at the earlier of (a) the effective date of a registration statement or (b) such time as the Shares can be sold pursuant to Rule 144 (the “Triggering Date”), the Company shall issue additional shares of registered Common Stock to Fairhills (the “Additional Shares’) such that the total value of the Shares and the Additional Shares issued to Fairhills by t he Company shall total $50,000 (the “Price Protection Clause”).

The Price Protection Clause gives rise to a derivative.  We have measured this derivative at fair value and recognize the derivative value as a current liability and recorded the derivative value on our consolidated balance sheet. The derivative is valued primarily using models based on unobservable inputs that are supported by little to no market activity.  These inputs represent management’s best estimate of what market participants would use in pricing the liability at the measurement date and thus are classified as Level 3. Changes in the fair values of the derivative are recognized in earnings in the current period.  During the year ended December 31, 2012, the Company recorded a derivative liability of $20,980 related to the Price Protection Clause.  60; At December 21, 2012, the effective date of the registration statement, the price protection feature was triggered and additional shares were valued at approximately $30,000.  These additional shares have not been issued.  On June 26, 2013, the Fairhills SPA was terminated.

On June 27, 2013, the Company entered into a new Securities Purchase Agreement with KVM Capital Partners, LLC (the “KVM SPA”) with essentially the same terms as the Fairhills SPA.  Accordingly, the Company recorded a derivative liability related to the KVM SPA.  Accordingly, a derivative liability of $120,503 has been recorded as of the end of the quarter ending June 30, 2013. The conversion price shall mean 65% multiplied by the Market Price (as defined herein) (representing a discount rate of 35%).  "Market Price" means the average of the lowes three (3) Trading Price for the Common Stock during the tenth (10) trading day period ending the latest complete trading day prior to the conversion date.

Derivative Liabilities
7.	Derivative Liability

On September 14, 2012, the Company sold 653,595 shares of its $0.001 par value Common Stock (the “Shares”) to Fairhills for an aggregate purchase price of $50,000.  The Securities Purchase Agreement, as amended, (the “Fairhills SPA”) entered into between the Company and Fairhills provides that in the event that the value of the Shares is less than $50,000 at the earlier of (a) the effective date of a registration statement or (b) such time as the Shares can be sold pursuant to Rule 144 (the “Triggering Date”), the Company shall issue additional shares of registered Common Stock to Fairhills (the “Additional Shares’) such that the total value of the Shares and the Additional Shares i ssued to Fairhills by the Company shall total $50,000 (the “Price Protection Clause”).

The Price Protection Clause gives rise to a derivative.  We have measured this derivative at fair value and recognize the derivative value as a current liability and recorded the derivative value on our consolidated balance sheet. The derivative is valued primarily using models based on unobservable inputs that are supported by little to no market activity.  These inputs represent management’s best estimate of what market participants would use in pricing the liability at the measurement date and thus are classified as Level 3. Changes in the fair values of the derivative are recognized in earnings in the current period.  During the year ended December 31, 2012, the Company recorded a derivative liabilit y of $20,980 related to the Price Protection Clause.   At December 21, 2012, the effective date of the registration statement, the price protection feature was triggered and additional shares were valued at approximately $30,000.  These additional shares have not been issued.